Warrants - Schedule of Warrants Outstanding (Details) - shares	Dec. 31, 2022	Oct. 28, 2022	Oct. 27, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Outstanding warrants	16,857,714			69,714
SeaStar Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding warrants	69,714			69,714
Public Stockholders Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding warrants	10,350,000		10,350,000	0
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding warrants	5,738,000			0
PIPE Investor Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding warrants	700,000	700,000		0